Bank Loan	12 Months Ended
Dec. 31, 2022
Bank Loan [Abstract]
BANK LOAN

12. Bank Loan

On August 12, 2022, the Company entered into a loan agreement with Bank of Hangzhou to obtain a loan of RMB5,000 (US$725) for a term of one year and at a fixed rate of 4.5% per annum. The loan was guaranteed by WXZJ.